TRANSACTIONS WITH RELATED PARTIES - Summary of Controlled Entity of Related Party Transactions (Detail) - Related parties - EBA Holding S.A.	9 Months Ended
Sep. 30, 2024
Disclosure of related party transactions [line items]
Percentage of voting rights	54.09%
Principal Line of Business	Financial and Investment Matters
Place of Business	City of Buenos Aires - Argentina
Equity Investment %	19.07%